Significant Accounting Policies (Details 2) (USD $)	12 Months Ended				7 Months Ended	5 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Licenses Inactivated hepatitis A and recombinant hepatitis A&B licenses	Aug. 14, 2012 Licenses H5N1 licenses	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license
Licenses
Estimated useful life				10 years	20 years
Remaining useful life						3 years
Impairment of long-lived assets
Impairment adjustment to the carrying value of the long-lived assets	$ 2,175,532
Income Taxes
Number of subsidiaries having taxing jurisdiction in China	4